TAXATION (Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 15,011	¥ 14,930	¥ 16,740
Increases related to current tax positions	4,948	¥ 565	¥ 1,395
Addition from the consolidation of previously deconsolidated subsidiaries	¥ 3,689
Decrease due to deconsolidation		¥ (484)	¥ (3,205)
Unrecognized tax benefits, end of year	¥ 23,648	¥ 15,011	¥ 14,930
Maximum term to clawback underpaid tax plus penalties and interest for PRC entities'' tax filings	5 years